Short-Term and Long-Term Debts - Summary of Short-Term Debts (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term Debt [Line Items]
Short-term borrowings	¥ 355,816,940	¥ 1,439,749,760	$ 54,531,332
Minimum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	3.40%	2.51%	3.40%
Short-term borrowings, Term	1 month	1 month
Maximum [Member]
Short-term Debt [Line Items]
Short-term borrowings, Fixed annual rate	6.80%	7.00%	6.80%
Short-term borrowings, Term	12 months	12 months